INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2025
INTANGIBLE ASSETS
INTANGIBLE ASSETS

14.    INTANGIBLE ASSETS

Intangible assets of Grupo Supervielle for fiscal years ended on December 31, 2025 and 2024 are as follows:

	Gross carrying amount						Depreciation
	At the		Additions			At the	At the				At the	Net carrying
	beginning		by business			End of the	beginning		By business		End of the	amount at
Item	of the year	Additions	combinations	Impairment	Disposals	year	of the year	Disposals	combinations	Of the year	year	12/31/2025
Measurement at cost
Goodwill	77,423,404	—	—	—	—	77,423,404	—	—	—	—	—	77,423,404
Brands	5,245,779	—	—	—	—	5,245,779	—	—	—	—	—	5,245,779
Other intangible assets(*)	358,905,944	57,389,593	—	—	(1,106,966)	415,188,571	(223,188,297)	—	—	(42,833,000)	(266,021,297)	149,167,274
TOTAL	441,575,127	57,389,593	—	—	(1,106,966)	497,857,754	(223,188,297)	—	—	(42,833,000)	(266,021,297)	231,836,457

	Gross carrying amount						Depreciation
	At the		Additions			At the	At the				At the	Net carrying
	beginning		by business			End of the	beginning		By business		End of the	amount at
Item	of the year	Additions	combinations	Impairment	Disposals	year	of the year	Disposals	combinations	Of the year	year	12/31/2024
Measurement at cost
Goodwill	77,423,404	—	—	—	—	77,423,404	—	—	—	—	—	77,423,404
Brands	5,245,779	—	—	—	—	5,245,779	—	—	—	—	—	5,245,779
Other intangible assets(*)	299,087,545	60,404,601	—	—	(586,202)	358,905,944	(188,008,596)	(19,101)	—	(35,160,600)	(223,188,297)	135,717,647
TOTAL	381,756,728	60,404,601	—	—	(586,202)	441,575,127	(188,008,596)	(19,101)	—	(35,160,600)	(223,188,297)	218,386,830

(*)mainly include systems and programs.

14.1    Goodwill impairment

Goodwill is assigned to Grupo Supervielle’s cash generating units on the basis of the operating segments.

	12/31/2025	12/31/2024
Supervielle Seguros S.A.	254,055	254,055
Banco Regional de Cuyo S.A.	1,332,013	1,332,013
InvertirOnline S.A.U. / Portal Integral de Inversiones S.A.U.	48,420,107	48,420,107
Micro Lending S.A.U.	26,665,950	26,665,950
Supervielle Agente de Negoación S.A.U.	134,475	134,475
Others	616,804	616,804
TOTAL	77,423,404	77,423,404

The recoverable amount of a cash generating unit is determined on the basis of its value in use. These method uses cash flow projections based on approved financial budgets covering a period of five years.

The key assumptions are related to marginal contribution margins. These were determined on the basis of past performance, other external sources of information and the expectations of market development.

The discount rates used were 13.2% and they were determined  by using the average cost of capital (“WACC”), which is considered a good indicator of the cost of capital. For each cash generating unit, where the assets are assigned, a specific WACC was determined considering the industry and the size of the business.

The main macroeconomic assumptions used include  the number of borrowings originated by MILA (“Micro Lending”) and IOL (“ InvertirOnline”) operating income:

	Real	Forecast	Forecast	Forecast	Forecast	Forecast
	2025	2026	2027	2028	2029	2030
Inflation (end of period)	31.5%	21.6%	9.4%	6.2%	6.2%	6.2%
Inflation (average)	113.5%	24.4%	14.9%	7.2%	6.2%	6.2%
Cost of funding (average)	35.7%	26.1%	19.4%	14.4%	10.8%	7.3%
Loan’s interest rate (average)	51.4%	41.8%	33.6%	27.3%	22.7%	18.4%
Financing volume by Micro Lending	320,727	428,203	640,505	816,865	944,049	1,079,512
InvertirOnline'Operating income	41,599	70,116	91,886	112,964	140,263	172,271

Business keys have been tested at the date of the financial statements and no impairment losses have been identified.

The sensitivity analysis of cash-generating units to which key values were allocated was based on a 5% increase in the weighted average cost of capital. The Panel concluded that it would not be necessary to recognize any impairment loss on key securities in the segment under these conditions.